First Quarter Report
June 30, 2023 (Unaudited)
Multi-Manager Growth Strategies Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Multi-Manager Growth Strategies Fund, June 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 97.8%
Issuer	Shares	Value ($)
Communication Services 13.5%
Entertainment 3.4%
Live Nation Entertainment, Inc.(a)	50,089	4,563,609
Madison Square Garden Sports Corp., Class A	2,304	433,267
Netflix, Inc.(a)	235,683	103,816,005
Walt Disney Co. (The)(a)	397,750	35,511,120
Total		144,324,001
Interactive Media & Services 9.9%
Alphabet, Inc., Class A(a)	876,343	104,898,257
Alphabet, Inc., Class C(a)	806,063	97,509,441
Meta Platforms, Inc., Class A(a)	739,240	212,147,095
Total		414,554,793
Media 0.2%
Trade Desk, Inc. (The), Class A(a)	121,543	9,385,550
Total Communication Services		568,264,344
Consumer Discretionary 15.4%
Automobiles 3.7%
Tesla, Inc.(a)	585,852	153,358,478
Broadline Retail 5.7%
Alibaba Group Holding Ltd., ADR(a)	173,046	14,423,384
Amazon.com, Inc.(a)	1,583,355	206,406,158
Etsy, Inc.(a)	8,574	725,446
MercadoLibre, Inc.(a)	13,959	16,535,832
Total		238,090,820
Diversified Consumer Services 0.0%
H&R Block, Inc.	22,974	732,181
Hotels, Restaurants & Leisure 4.1%
Airbnb, Inc., Class A(a)	64,115	8,216,978
Booking Holdings, Inc.(a)	5,624	15,186,656
Boyd Gaming Corp.	13,475	934,761
Chipotle Mexican Grill, Inc.(a)	12,937	27,672,243
Darden Restaurants, Inc.	18,210	3,042,527
Domino’s Pizza, Inc.	7,338	2,472,833
Hilton Worldwide Holdings, Inc.	5,121	745,361
Marriott International, Inc., Class A	95,782	17,594,196
McDonald’s Corp.	35,625	10,630,856
Common Stocks (continued)
Issuer	Shares	Value ($)
Royal Caribbean Cruises Ltd.(a)	21,692	2,250,328
Six Flags Entertainment Corp.(a)	123,040	3,196,579
Starbucks Corp.	441,075	43,692,889
Travel + Leisure Co.	21,708	875,701
Wendy’s Co. (The)	26,415	574,526
Wingstop, Inc.	6,804	1,361,889
Yum China Holdings, Inc.	169,180	9,558,670
Yum! Brands, Inc.	186,645	25,859,665
Total		173,866,658
Household Durables 0.6%
NVR, Inc.(a)	58	368,336
PulteGroup, Inc.	40,592	3,153,187
Toll Brothers, Inc.	212,489	16,801,505
TopBuild Corp.(a)	17,345	4,614,117
Total		24,937,145
Specialty Retail 0.9%
AutoZone, Inc.(a)	5,258	13,110,087
Home Depot, Inc. (The)	3,835	1,191,304
Lowe’s Companies, Inc.	92,479	20,872,510
O’Reilly Automotive, Inc.(a)	4,949	4,727,780
Total		39,901,681
Textiles, Apparel & Luxury Goods 0.4%
lululemon athletica, Inc.(a)	3,137	1,187,355
NIKE, Inc., Class B	99,404	10,971,219
Tapestry, Inc.	110,116	4,712,965
Total		16,871,539
Total Consumer Discretionary		647,758,502
Consumer Staples 3.6%
Beverages 2.6%
Celsius Holdings, Inc.(a)	55,017	8,207,986
Coca-Cola Co. (The)	168,715	10,160,017
Monster Beverage Corp.(a)	1,254,795	72,075,425
PepsiCo, Inc.	91,410	16,930,960
Total		107,374,388
2	Multi-Manager Growth Strategies Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples Distribution & Retail 0.5%
Costco Wholesale Corp.	35,969	19,364,990
Target Corp.	22,094	2,914,199
Total		22,279,189
Food Products 0.3%
Hershey Co. (The)	49,033	12,243,540
Lamb Weston Holdings, Inc.	15,049	1,729,882
Total		13,973,422
Household Products 0.1%
Church & Dwight Co., Inc.	10,783	1,080,780
Procter & Gamble Co. (The)	19,067	2,893,227
Total		3,974,007
Personal Care Products 0.1%
Estee Lauder Companies, Inc. (The), Class A	13,786	2,707,295
Total Consumer Staples		150,308,301
Energy 0.3%
Oil, Gas & Consumable Fuels 0.3%
Cheniere Energy, Inc.	37,258	5,676,629
ConocoPhillips Co.	68,133	7,059,260
Total		12,735,889
Total Energy		12,735,889
Financials 6.7%
Capital Markets 1.5%
Blackstone, Inc.	83,833	7,793,954
Charles Schwab Corp. (The)	29,694	1,683,056
FactSet Research Systems, Inc.	55,049	22,055,382
Morgan Stanley	83,133	7,099,558
MSCI, Inc.	4,183	1,963,040
SEI Investments Co.	313,580	18,695,639
Tradeweb Markets, Inc., Class A	60,795	4,163,242
Total		63,453,871
Financial Services 5.0%
Block, Inc., Class A(a)	319,370	21,260,461
MasterCard, Inc., Class A	127,335	50,080,856
PayPal Holdings, Inc.(a)	266,877	17,808,702
Visa, Inc., Class A	488,155	115,927,049
Western Union Co. (The)	287,829	3,376,234
Total		208,453,302
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 0.2%
Kinsale Capital Group, Inc.	13,468	5,039,726
Marsh & McLennan Companies, Inc.	1,913	359,797
RLI Corp.	15,200	2,074,344
Total		7,473,867
Total Financials		279,381,040
Health Care 11.0%
Biotechnology 3.1%
AbbVie, Inc.	69,273	9,333,151
Alnylam Pharmaceuticals, Inc.(a)	13,969	2,653,272
Exact Sciences Corp.(a)	126,977	11,923,140
Exelixis, Inc.(a)	126,813	2,423,397
Moderna, Inc.(a)	17,316	2,103,894
Regeneron Pharmaceuticals, Inc.(a)	68,884	49,495,909
Sarepta Therapeutics, Inc.(a)	28,007	3,207,362
Seagen, Inc.(a)	14,683	2,825,890
Vertex Pharmaceuticals, Inc.(a)	127,951	45,027,237
Total		128,993,252
Health Care Equipment & Supplies 2.7%
Align Technology, Inc.(a)	38,018	13,444,685
DexCom, Inc.(a)	132,202	16,989,279
Globus Medical, Inc., Class A(a)	88,813	5,287,926
IDEXX Laboratories, Inc.(a)	3,521	1,768,352
Inspire Medical Systems, Inc.(a)	23,194	7,529,700
Intuitive Surgical, Inc.(a)	179,914	61,519,793
ResMed, Inc.	6,300	1,376,550
Stryker Corp.	22,919	6,992,358
Total		114,908,643
Health Care Providers & Services 1.2%
HCA Healthcare, Inc.	46,439	14,093,308
Humana, Inc.	2,328	1,040,919
McKesson Corp.	33,818	14,450,770
Molina Healthcare, Inc.(a)	17,234	5,191,570
UnitedHealth Group, Inc.	32,399	15,572,255
Total		50,348,822
Health Care Technology 0.2%
Veeva Systems Inc., Class A(a)	50,406	9,966,778

Multi-Manager Growth Strategies Fund | First Quarter Report 2023	3

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Life Sciences Tools & Services 0.9%
Illumina, Inc.(a)	125,237	23,480,685
Medpace Holdings, Inc.(a)	37,044	8,896,857
Thermo Fisher Scientific, Inc.	4,126	2,152,741
West Pharmaceutical Services, Inc.	2,393	915,251
Total		35,445,534
Pharmaceuticals 2.9%
Eli Lilly & Co.	100,274	47,026,501
Novartis AG, ADR	208,939	21,084,034
Novo Nordisk A/S, ADR	157,107	25,424,626
Roche Holding AG, ADR	475,294	18,158,607
Zoetis, Inc.	46,534	8,013,620
Total		119,707,388
Total Health Care		459,370,417
Industrials 7.0%
Aerospace & Defense 2.0%
Boeing Co. (The)(a)	360,239	76,068,067
TransDigm Group, Inc.	9,235	8,257,660
Total		84,325,727
Air Freight & Logistics 0.6%
Expeditors International of Washington, Inc.	208,924	25,306,964
Building Products 0.3%
Allegion PLC	32,015	3,842,440
Trane Technologies PLC	44,899	8,587,383
Total		12,429,823
Commercial Services & Supplies 0.3%
Cintas Corp.	17,122	8,511,003
Copart, Inc.(a)	35,190	3,209,680
Tetra Tech, Inc.	4,966	813,133
Total		12,533,816
Construction & Engineering 0.2%
EMCOR Group, Inc.	45,866	8,475,119
Electrical Equipment 0.2%
Hubbell, Inc.	3,506	1,162,450
Rockwell Automation, Inc.	21,247	6,999,824
Total		8,162,274
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 0.6%
Uber Technologies, Inc.(a)	591,356	25,528,839
Industrial Conglomerates 0.2%
Honeywell International, Inc.	29,044	6,026,630
Machinery 1.4%
Caterpillar, Inc.	44,627	10,980,473
Deere & Co.	87,809	35,579,329
Illinois Tool Works, Inc.	11,122	2,782,280
Otis Worldwide Corp.	15,418	1,372,356
Xylem, Inc.	66,634	7,504,321
Total		58,218,759
Professional Services 0.6%
Equifax, Inc.	13,968	3,286,670
Paychex, Inc.	105,369	11,787,630
Paycom Software, Inc.	25,020	8,037,425
Verisk Analytics, Inc.	14,974	3,384,573
Total		26,496,298
Trading Companies & Distributors 0.6%
Core & Main, Inc., Class A(a)	200,124	6,271,886
Fastenal Co.	77,711	4,584,172
W.W. Grainger, Inc.	19,686	15,524,183
Total		26,380,241
Total Industrials		293,884,490
Information Technology 39.9%
Electronic Equipment, Instruments & Components 0.2%
Amphenol Corp., Class A	122,816	10,433,219
Vontier Corp.	4,778	153,900
Total		10,587,119
IT Services 2.2%
Accenture PLC, Class A	111,961	34,548,925
Cognizant Technology Solutions Corp., Class A	69,564	4,541,138
Gartner, Inc.(a)	2,497	874,724
MongoDB, Inc.(a)	19,758	8,120,340
Shopify, Inc., Class A(a)	642,966	41,535,604
VeriSign, Inc.(a)	10,108	2,284,105
Total		91,904,836

4	Multi-Manager Growth Strategies Fund | First Quarter Report 2023

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 10.1%
Advanced Micro Devices, Inc.(a)	135,518	15,436,855
Allegro MicroSystems, Inc.(a)	42,048	1,898,047
Applied Materials, Inc.	91,414	13,212,979
ASML Holding NV	12,296	8,911,526
Broadcom, Inc.	73,557	63,805,548
First Solar, Inc.(a)	78,051	14,836,715
KLA Corp.	29,946	14,524,409
Lam Research Corp.	16,826	10,816,762
Lattice Semiconductor Corp.(a)	20,196	1,940,230
NVIDIA Corp.	596,689	252,411,381
QUALCOMM, Inc.	202,244	24,075,126
Universal Display Corp.	5,883	847,917
Total		422,717,495
Software 20.0%
Adobe, Inc.(a)	90,251	44,131,837
Alteryx, Inc., Class A(a)	12,522	568,499
ANSYS, Inc.(a)	15,597	5,151,221
AppLovin Corp.(a)	21,607	555,948
Atlassian Corp., Class A(a)	3,231	542,194
Autodesk, Inc.(a)	210,663	43,103,756
Cadence Design Systems, Inc.(a)	41,394	9,707,721
Datadog, Inc., Class A(a)	56,823	5,590,247
DocuSign, Inc.(a)	30,518	1,559,165
DoubleVerify Holdings, Inc.(a)	75,573	2,941,301
Dynatrace, Inc.(a)	57,537	2,961,429
Fair Isaac Corp.(a)	4,258	3,445,616
Fortinet, Inc.(a)	158,543	11,984,265
HubSpot, Inc.(a)	26,483	14,091,339
Intuit, Inc.	29,422	13,480,866
Manhattan Associates, Inc.(a)	46,293	9,253,045
Microsoft Corp.	1,121,136	381,791,653
New Relic, Inc.(a)	86,106	5,634,777
Nutanix, Inc., Class A(a)	83,983	2,355,723
Common Stocks (continued)
Issuer	Shares	Value ($)
Oracle Corp.	823,377	98,055,967
Palo Alto Networks, Inc.(a)	65,443	16,721,341
Pegasystems, Inc.	86,242	4,251,731
Salesforce, Inc.(a)	355,269	75,054,129
ServiceNow, Inc.(a)	30,163	16,950,701
Splunk, Inc.(a)	38,801	4,116,398
Synopsys, Inc.(a)	36,499	15,892,030
Teradata Corp.(a)	238,134	12,718,737
Workday, Inc., Class A(a)	151,922	34,317,661
Total		836,929,297
Technology Hardware, Storage & Peripherals 7.4%
Apple, Inc.	1,585,526	307,544,478
Pure Storage, Inc., Class A(a)	46,257	1,703,183
Total		309,247,661
Total Information Technology		1,671,386,408
Materials 0.4%
Chemicals 0.1%
Sherwin-Williams Co. (The)	14,787	3,926,244
Construction Materials 0.1%
Eagle Materials, Inc.	32,555	6,068,903
Metals & Mining 0.2%
Freeport-McMoRan, Inc.	209,703	8,388,120
Total Materials		18,383,267
Total Common Stocks (Cost $3,151,264,221)		4,101,472,658

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.323%(b),(c)	86,792,332	86,757,616
Total Money Market Funds (Cost $86,753,151)		86,757,616
Total Investments in Securities (Cost: $3,238,017,372)		4,188,230,274
Other Assets & Liabilities, Net		5,040,991
Net Assets		4,193,271,265

Multi-Manager Growth Strategies Fund | First Quarter Report 2023	5

Portfolio of Investments   (continued)
Multi-Manager Growth Strategies Fund, June 30, 2023 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.323%
	44,927,624	213,629,925	(171,800,168)	235	86,757,616	(8,593)	678,342	86,792,332
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
6	Multi-Manager Growth Strategies Fund | First Quarter Report 2023

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT117_03_N01_(08/23)